Revenue Information - Summary of Revenue (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 25,100,392	$ 42,203,660	$ 38,511,652
North America
Disaggregation of Revenue [Line Items]
Total Revenue	6,653,386	5,869,229
South America
Disaggregation of Revenue [Line Items]
Total Revenue	1,757,641	8,736,141
Various Other Unspecified Countries
Disaggregation of Revenue [Line Items]
Total Revenue	$ 495,407	$ 2,119,762